UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05549

REYNOLDS FUNDS, INC.
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Frederick L. Reynolds
Reynolds Capital Management, LLC
3565 South Las Vegas Blvd. #403
Las Vegas, NV 89109
(Name and address of agent for service)

1-415-265-7167
Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: December 31, 2011

Item 1. Schedule of Investments.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Shares		Value

LONG-TERM INVESTMENTS - 100.5%(a)

COMMON STOCKS - 99.5%(a)

	Aerospace & Defense - 1.7%
5,900	BE Aerospace, Inc.*	$228,389
7,500	The Boeing Co.	550,125
600	Embraer S.A. - SP-ADR	15,132
1,200	Esterline Technologies Corp.*	67,164
3,300	General Dynamics Corp.	219,153
9,400	Hexcel Corp.*	227,574
6,100	Honeywell International Inc.	331,535
2,300	L-3 Communications Holdings, Inc.	153,364
1,300	Lockheed Martin Corp.	105,170
2,600	Northrop Grumman Corp.	152,048
600	Precision Castparts Corp.	98,874
1,500	Raytheon Co.	72,570
1,900	Rockwell Collins, Inc.	105,203
3,100	Spirit AeroSystems Holdings Inc.*	64,418
4,900	TransDigm Group, Inc.*	468,832
4,600	Triumph Group, Inc.	268,870
6,400	United Technologies Corp.	467,776
		3,596,197
	Air Freight & Logistics - 0.6%
2,900	C. H. Robinson Worldwide, Inc.	202,362
4,200	Expeditors International of Washington, Inc.	172,032
4,400	FedEx Corp.	367,444
5,800	United Parcel Service, Inc. Cl B	424,502
		1,166,340
	Airlines - 0.4%
2,400	Alaska Air Group, Inc.*	180,216
3,400	Allegiant Travel Co.*	181,356
2,700	China Eastern Airlines Corporation Ltd. - SP-ADR*	47,952
7,600	China Southern Airlines Company Ltd. - SP-ADR*	193,420
4,500	Delta Air Lines, Inc.*	36,405
8,600	Hawaiian Holdings, Inc.*	49,880
5,700	JetBlue Airways Corp.*	29,640
7,300	Southwest Airlines Co.	62,488
4,800	Spirit Airlines Inc.*	74,880
300	United Continental Holdings Inc.*	5,661
1,600	US Airways Group, Inc.*	8,112
		870,010
	Auto Components - 0.6%
7,400	BorgWarner, Inc.*	471,676
1,900	China Automotive Systems, Inc.*	6,270
21,930	The Goodyear Tire & Rubber Co.*	310,748
3,300	Johnson Controls, Inc.	103,158
8,000	Tenneco Inc.*	238,240
3,700	TRW Automotive Holdings Corp.*	120,620
		1,250,712
	Automobiles - 0.4%
21,100	Ford Motor Co.*	227,036
2,700	General Motors Co.*	54,729
5,400	Harley-Davidson, Inc.	209,898
1,600	Honda Motor Co., Ltd. - SP-ADR	48,880
14,900	Tata Motors Ltd. - SP-ADR	251,810
2,200	Tesla Motors, Inc.*	62,832
		855,185
	Beverages - 2.5%
2,000	Anheuser-Busch InBev N.V. - SP-ADR	121,980
800	Beam, Inc. (F/K/A Fortune Brands, Inc.)	40,984
3,700	The Boston Beer Company, Inc.*	401,672
16,400	The Coca-Cola Co.	1,147,508
7,300	Coca-Cola Enterprises Inc.	188,194
4,000	Coca-Cola Femsa, S.A.B. de C.V. - SP-ADR	380,840
1,900	Compania Cervecerias Unidas S.A. - SP-ADR	119,890
4,900	Constellation Brands, Inc.*	101,283
9,100	Cott Corp.*	56,966
1,700	Craft Brewers Alliance Inc.*	10,234
4,800	Diageo PLC - SP-ADR	419,616
6,200	Dr Pepper Snapple Group, Inc.	244,776
6,100	Fomento Economico Mexicano, S.A.B. de C.V. - SP-ADR	425,231
11,200	Hansen Natural Corp.*	1,031,968
1,200	Heineken N. V. - ADR	27,636
2,700	Molson Coors Brewing Co.	117,558
6,000	PepsiCo, Inc.	398,100
		5,234,436
	Biotechnology - 1.4%
6,400	Alexion Pharmaceuticals, Inc.*	457,600
6,300	Alkermes PLC*	109,368
2,900	Amgen Inc.	186,209
4,800	Amylin Pharmaceuticals, Inc.*	54,624
35,800	ARIAD Pharmaceuticals, Inc.*	438,550
2,500	BioCryst Pharmaceuticals, Inc.*	6,175
2,100	Biogen Idec Inc.*	231,105
2,000	BioMarin Pharmaceutical Inc.*	68,760
3,700	Celgene Corp.*	250,120
11,000	Cell Therapeutics, Inc.*	12,760
9,400	Dendreon Corp.*	71,440
2,900	Gilead Sciences, Inc.*	118,697
18,600	Incyte Corp.*	279,186
2,900	InterMune, Inc.*	36,540
700	Medivation Inc.*	32,277
1,500	Myriad Genetics, Inc.*	31,410
2,000	Onyx Pharmaceuticals, Inc.*	87,900
300	Regeneron Pharmaceuticals, Inc.*	16,629
10,300	SciClone Pharmaceuticals, Inc.*	44,187
2,900	Seattle Genetics, Inc.*	48,473
3,900	United Therapeutics Corporation*	184,275
8,700	Vical Inc.*	38,367
		2,804,652
	Building Products - 0.1%
1,800	Fortune Brands Home & Security Inc.*	30,654
10,000	Masco Corp.	104,800
3,300	Owens Corning Inc.*	94,776
		230,230
	Capital Markets - 1.4%
1,100	Affiliated Managers Group, Inc.*	105,545
1,900	Ameriprise Financial, Inc.	94,316
3,600	BGC Partners, Inc.	21,384
1,100	Deutsche Bank AG	41,646
7,300	E*Trade Financial Corp.*	58,108
5,900	Financial Engines, Inc.*	131,747
2,500	Franklin Resources, Inc.	240,150
5,300	The Goldman Sachs Group, Inc.	479,279
2,300	Invesco Limited	46,207
11,100	Janus Capital Group Inc.	70,041
3,500	Legg Mason, Inc.	84,175
8,000	Morgan Stanley	121,040
2,900	Piper Jaffray Companies, Inc.*	58,580
6,000	T. Rowe Price Group Inc.	341,700
4,700	Raymond James Financial, Inc.	145,512
2,000	Safeguard Scientifics, Inc.*	31,580
3,500	The Charles Schwab Corporation	39,410
1,200	SEI Investments Co.	20,820
4,200	State Street Corp.	169,302
10,800	TD Ameritrade Holding Corp.	169,020
3,700	Virtus Investment Partners Inc.*	281,237
1,900	Waddell & Reed Financial, Inc.	47,063
		2,797,862
	Chemicals - 3.0%
2,700	Agrium Inc.	181,197
2,000	Airgas, Inc.	156,160
900	Albemarle Corporation	46,359
1,000	Celanese Corporation	44,270
1,300	CF Industries Holdings, Inc.	188,474
8,600	The Dow Chemical Co.	247,336
8,900	E.I. du Pont de Nemours and Co.	407,442
5,800	Eastman Chemical Co.	226,548
3,293	Ecolab Inc.	190,368
7,300	Ferro Corporation*	35,697
4,300	FMC Corporation	369,972
9,300	W.R. Grace & Co.*	427,056
2,600	Huntsman Corporation	26,000
4,700	International Flavors & Fragrances Inc.	246,374
4,700	Intrepid Potash, Inc.*	106,361
4,000	Koppers Holdings, Inc.	137,440
6,700	Kraton Performance Polymers, Inc.*	136,010
7,300	Kronos Worldwide, Inc.	131,692
6,400	LyondellBasell Industries N.V.	207,936
7,600	Monsanto Company	532,532
6,200	The Mosaic Company	312,666
800	NewMarket Corporation	158,488
7,900	Olin Corp.	155,235
5,100	Potash Corporation of Saskatchewan Inc.	210,528
3,100	PPG Industries, Inc.	258,819
3,100	Praxair, Inc.	331,390
6,200	RPM International, Inc.	152,210
800	The Scotts Miracle-Gro Company	37,352
3,800	Sigma-Aldrich Corp.	237,348
7,300	Solutia Inc.*	126,144
3,200	The Valspar Corp.	124,704
		6,150,108
	Commercial Banks - 0.8%
2,000	Bank of Hawaii Corp.	88,980
1,100	Bank of Montreal	60,291
6,000	Bank of the Ozarks, Inc.	177,780
1,800	Barclays PLC - SP-ADR	19,782
2,200	BB&T Corp.	55,374
7,200	East West Bancorp, Inc.	142,200
15,200	Fifth Third Bancorp	193,344
1,600	Hudson City Bancorp, Inc.	10,000
18,500	Huntington Bancshares Inc.	101,565
13,600	KeyCorp	104,584
28,200	Regions Financial Corp.	121,260
6,600	SunTrust Banks, Inc.	116,820
5,000	Synovus Financial Corp.	7,050
1,100	The Toronto-Dominion Bank	82,291
3,800	U.S. Bancorp	102,790
5,900	Wells Fargo & Co.	162,604
3,400	Zions Bancorporation	55,352
		1,602,067
	Commercial Services & Supplies - 0.8%
7,600	Copart, Inc.*	363,964
10,800	A. T. Cross Company*	121,824
1,800	R. R. Donnelley & Sons Company	25,974
4,600	Iron Mountain Incorporated	141,680
4,600	KAR Auction Services Inc.*	62,100
3,900	Herman Miller, Inc.	71,955
600	Progressive Waste Solutions Ltd.	11,754
13,400	RINO International Corp.*	402
13,550	Rollins, Inc.	301,081
22,000	The Standard Register Co.	51,260
1,500	Stericycle, Inc.*	116,880
11,400	Waste Connections, Inc.	377,796
2,200	Waste Management, Inc.	71,962
		1,718,632
	Communications Equipment - 2.4%
2,600	Acme Packet, Inc.*	80,366
3,400	ADTRAN, Inc.	102,544
10,300	Aruba Networks Inc.*	190,756
14,700	Brocade Communications Systems, Inc.*	76,293
24,100	Ciena Corp.*	291,610
12,300	Cisco Systems, Inc.	222,384
12,400	L. M. Ericsson Telephone Co.	125,612
7,000	F5 Networks, Inc.*	742,840
17,275	Finisar Corp.*	289,270
1,000	Harris Corp.	36,040
7,600	Infinera Corporation*	47,728
4,500	Ituran Location and Control Ltd.	61,515
43,700	JDS Uniphase Corp.*	456,228
5,400	Juniper Networks, Inc.*	110,214
1,820	Loral Space & Communications Inc.*	118,082
3,000	Motorola Solutions, Inc.	138,870
8,400	NETGEAR, Inc.*	281,988
3,500	Plantronics, Inc.	124,740
7,800	Polycom, Inc.*	127,140
2,800	Procera Networks, Inc.*	43,624
12,000	QUALCOMM, Inc.	656,400
1,200	RADWARE Ltd.*	35,100
700	Research In Motion Limited*	10,150
8,700	Riverbed Technology, Inc.*	204,450
3,900	Sierra Wireless Inc.*	27,358
5,100	Tellabs, Inc.	20,604
6,300	ViaSat, Inc.*	290,556
5,800	Westell Technologies, Inc.*	12,876
		4,925,338
	Computers & Peripherals - 4.6%
15,950	Apple Inc.*	6,459,750
5,500	Dell Inc.*	80,465
5,200	Electronics for Imaging, Inc.*	74,100
16,000	EMC Corp.*	344,640
7,100	Hewlett-Packard Co.	182,896
4,200	International Business Machines Corp.	772,296
2,100	Lexmark International, Inc.*	69,447
8,400	NetApp, Inc.*	304,668
7,200	QLogic Corp.*	108,000
9,200	SanDisk Corp.*	452,732
14,000	Seagate Technology PLC	229,600
4,800	Silicon Graphics International Corporation*	55,008
300	STEC Inc.*	2,577
2,900	Teradata Corp.*	140,679
5,800	Western Digital Corp.*	179,510
		9,456,368
	Construction & Engineering - 0.4%
5,800	Chicago Bridge & Iron Company N. V. NYS	219,240
6,600	Fluor Corp.	331,650
6,100	Foster Wheeler AG*	116,754
5,300	Jacobs Engineering Group Inc.*	215,074
1,600	The Shaw Group Inc.*	43,040
		925,758
	Construction Materials - 0.0%
1,400	Vulcan Materials Company	55,090

	Consumer Finance - 0.5%
11,430	American Express Co.	539,153
2,800	Capital One Financial Corp.	118,412
20,200	Discover Financial Services	484,800
		1,142,365
	Consumer Services - Diversified - 0.2%
6,500	Coinstar, Inc.*	296,660
2,300	H&R Block, Inc.	37,559
1,000	Sotheby's	28,530
		362,749
	Containers & Packaging - 0.4%
5,200	Ball Corp.	185,692
31,500	Boise, Inc.	224,280
7,500	Crown Holdings, Inc.*	251,850
3,900	Owens-Illinois, Inc.*	75,582
2,500	Sealed Air Corp.	43,025
1,000	Sonoco Products Company	32,960
		813,389
	Distributors - 0.2%
7,700	Genuine Parts Co.	471,240

	Electric Utilities - 0.3%
1,200	CPFL Energia S.A. - ADR	33,852
3,100	Duke Energy Corporation	68,200
1,200	El Paso Electric Company	41,568
2,000	Exelon Corporation	86,740
5,300	Progress Energy, Inc.	296,906
2,000	Westar Energy, Inc.	57,560
		584,826
	Electrical Equipment - 1.1%
4,900	The Babcock & Wilcox Co.*	118,286
3,800	Cooper Industries PLC	205,770
5,200	Emerson Electric Co.	242,268
6,400	Hubbell Incorporated, CL B	427,904
600	Polypore International, Inc.*	26,394
4,700	Rockwell Automation, Inc.	344,839
4,200	Roper Industries, Inc.	364,854
5,600	Sensata Technologies Holding N.V.*	147,168
2,400	A. O. Smith Corp.	96,288
4,000	Thomas & Betts Corp.*	218,400
		2,192,171
	Electronic Equipment, Instruments & Components - 1.1%
6,900	Agilent Technologies, Inc.*	241,017
1,700	Arrow Electronics, Inc.*	63,597
3,400	Coherent, Inc.*	177,718
3,800	Corning Inc.	49,324
8,200	Flextronics International Ltd.*	46,412
3,500	FLIR Systems, Inc.	87,745
2,400	Hitachi, Ltd.	125,136
1,000	Itron, Inc.*	35,770
6,400	Jabil Circuit, Inc.	125,824
10,900	LeCroy Corporation*	91,669
1,400	Littelfuse, Inc.	60,172
1,100	Maxwell Technologies, Inc.*	17,864
4,000	Molex Inc.	95,440
4,800	OSI Systems, Inc.*	234,144
2,800	PC Connection, Inc.*	31,052
11,600	Sanmina-SCI Corp.*	107,996
2,800	TE Connectivity Limited	86,268
2,800	Tech Data Corp.*	138,348
4,100	Trimble Navigation Ltd.*	177,940
1,300	Universal Display Corporation*	47,697
14,200	Vishay Intertechnology, Inc.*	127,658
2,300	Vishay Precision Group Inc.*	36,754
		2,205,545
	Energy Equipment & Services - 3.1%
4,700	Atwood Oceanics, Inc.*	187,013
6,200	Baker Hughes Inc.	301,568
8,600	Cameron International Corp.*	423,034
11,100	CGG-Veritas - SP-ADR*	257,742
1,200	Complete Production Services, Inc.*	40,272
2,900	Diamond Offshore Drilling, Inc.	160,254
4,000	Dresser-Rand Group, Inc.*	199,640
1,300	Dril-quip, Inc.*	85,566
7,400	FMC Technologies, Inc.*	386,502
12,200	Halliburton Co.	421,022
5,300	Helmerich & Payne, Inc.	309,308
5,700	Hercules Offshore, Inc.*	25,308
3,800	Lufkin Industries, Inc.	255,778
11,900	Nabors Industries Ltd.*	206,346
7,500	National-Oilwell Varco Inc.	509,925
2,500	Newpark Resources, Inc.*	23,750
1,800	Oceaneering International, Inc.	83,034
2,000	Oil States International, Inc.*	152,740
18,600	Parker Drilling Co.*	133,362
12,100	Patterson-UTI Energy, Inc.	241,758
3,100	Pioneer Drilling Company*	30,008
10,400	Precision Drilling Corporation*	106,704
10,000	Rowan Companies, Inc.*	303,300
2,400	RPC, Inc.	43,800
15,789	Schlumberger Ltd.	1,078,546
5,700	Tenaris S.A. - SP-ADR	211,926
5,100	Transocean Ltd.	195,789
3,400	Weatherford International Ltd.*	49,776
		6,423,771
	Financial Services - Diversified - 0.6%
10,200	Bank of America Corp.	56,712
1,400	CBOE Holdings Inc.	36,204
3,100	Citigroup Inc.	81,561
400	CME Group Inc.	97,468
3,200	ING Groep N.V. - SP-ADR*	22,944
400	IntercontinentalExchange Inc.*	48,220
10,000	JPMorgan Chase & Co.	332,500
5,800	Leucadia National Corporation	131,892
3,800	Moody's Corporation	127,984
3,500	The NASDAQ OMX Group, Inc.*	85,785
13,800	NewStar Financial, Inc.*	140,346
1,400	NYSE Euronext	36,540
		1,198,156
	Food & Staples Retailing - 1.9%
3,800	Casey's General Stores, Inc.	195,738
14,200	Costco Wholesale Corp.	1,183,144
9,100	CVS Caremark Corp.	371,098
13,800	The Great Atlantic & Pacific Tea Company, Inc.*	551
8,800	PriceSmart, Inc.	612,392
4,400	Safeway Inc.	92,576
10,500	SUPERVALU Inc.	85,260
6,500	United Natural Foods, Inc.*	260,065
4,700	Wal-Mart Stores, Inc.	280,872
12,000	Whole Foods Market, Inc.	834,960
1,600	Winn-Dixie Stores, Inc.*	15,008
		3,931,664
	Food Products - 1.6%
17,400	B & G Foods Inc.	418,818
1,600	Bunge Limited	91,520
1,000	Campbell Soup Company	33,240
4,300	Chiquita Brands International, Inc.*	35,862
6,700	Dean Foods Company*	75,040
1,000	General Mills, Inc.	40,410
3,000	Green Mountain Coffee Roasters, Inc.*	134,550
12,000	The Hain Celestial Group, Inc.*	439,920
1,700	The Hershey Company	105,026
2,500	Hormel Foods Corporation	73,225
4,700	Kraft Foods Inc.	175,592
4,000	McCormick & Company, Inc.	201,680
3,100	Mead Johnson Nutrition Company	213,063
1,600	Ralcorp Holdings, Inc.*	136,800
4,600	Sara Lee Corp.	87,032
2,800	Smithfield Foods, Inc.*	67,984
5,800	The J. M. Smucker Co.	453,386
2,300	TreeHouse Foods, Inc.*	150,374
2,900	Tyson Foods, Inc., Cl A	59,856
7,400	Unilever PLC - SP-ADR	248,048
		3,241,426
	Gas Utilities - 0.5%
11,400	ONEOK, Inc.	988,266
4,100	Questar Corporation	81,426
		1,069,692
	Health Care Equipment & Supplies - 1.7%
1,400	C. R. Bard, Inc.	119,700
1,500	Baxter International Inc.	74,220
1,900	Becton, Dickinson & Co.	141,968
4,100	CareFusion Corporation*	104,181
3,100	Cyberonics, Inc.*	103,850
1,200	DENTSPLY International Inc.	41,988
3,400	Edwards Lifesciences Corp.*	240,380
3,200	Endologix, Inc.*	36,736
5,500	Haemonetics Corporation*	336,710
6,200	Hologic, Inc.*	108,562
3,800	IDEXX Laboratories, Inc.*	292,448
500	Intuitive Surgical, Inc.*	231,505
5,700	Medtronic, Inc.	218,025
2,600	Sirona Dental Systems, Inc.*	114,504
2,200	The Spectranetics Corporation*	15,884
5,000	St. Jude Medical, Inc.	171,500
4,300	Stryker Corp.	213,753
7,400	Varian Medical Systems, Inc.*	496,762
6,700	Zoll Medical Corporation*	423,306
		3,485,982
	Health Care Providers & Services - 3.1%
5,100	Aetna Inc.	215,169
500	Air Methods Corporation*	42,225
2,700	AMERIGROUP Corporation*	159,516
4,500	AmerisourceBergen Corp.	167,355
3,800	Cardinal Health, Inc.	154,318
2,400	Centene Corporation*	95,016
8,000	CIGNA Corp.	336,000
300	Community Health Systems Inc.*	5,235
1,400	CorVel Corporation*	72,394
11,700	Coventry Health Care, Inc.*	355,329
2,600	The Ensign Group, Inc.	63,700
3,000	Express Scripts, Inc.*	134,070
9,700	Fresenius Medical Care AG & Co. KGaA - SP-ADR	659,406
25,300	Health Management Associates, Inc.*	186,461
3,900	Health Net Inc.*	118,638
3,500	HEALTHSOUTH Corp.*	61,845
10,800	Humana Inc.	946,188
1,100	Laboratory Corporation of America Holdings*	94,567
1,600	Lincare Holdings Inc.	41,136
1,000	Magellan Health Services, Inc.*	49,470
2,400	McKesson Corp.	186,984
1,500	Medco Health Solutions, Inc.*	83,850
11,100	Molina Healthcare Inc.*	247,863
2,900	Owens & Minor, Inc.	80,591
5,800	Patterson Companies Inc.	171,216
4,400	PSS World Medical, Inc.*	106,436
2,200	Quest Diagnostics Inc.	127,732
5,100	Henry Schein, Inc.*	328,593
19,500	Tenet Healthcare Corp.*	100,035
5,200	UnitedHealth Group Inc.	263,536
800	Universal Health Services, Inc.	31,088
9,400	WellCare Health Plans Inc.*	493,500
2,800	WellPoint Inc.	185,500
		6,364,962
	Health Care Technology - 0.5%
4,700	Allscripts Healthcare Solutions, Inc.*	89,018
8,000	Cerner Corp.*	490,000
1,600	Omnicell, Inc.*	26,432
11,400	Quality Systems, Inc.	421,686
		1,027,136
	Home Building - 0.3%
6,400	KB Home	43,008
9,400	Lennar Corp.	184,710
14,100	Pulte Group Inc.*	88,971
13,200	The Ryland Group, Inc.	208,032
7,900	Toll Brothers, Inc.*	161,318
		686,039
	Hotels, Restaurants & Leisure - 5.1%
2,400	7 Days Group Holdings Ltd. - SP-ADR*	26,760
2,100	Arcos Dorados Holdings, Inc.	43,113
1,000	BJ's Restaurants Inc.*	45,320
1,000	Bob Evans Farms, Inc.	33,540
19,900	Boyd Gaming Corp.*	148,454
7,100	Brinker International, Inc.	189,996
2,300	Buffalo Wild Wings Inc.*	155,273
13,700	Caribou Coffee Company, Inc.*	191,115
2,600	Carnival Corp.	84,864
7,000	The Cheesecake Factory Inc.*	205,450
1,200	Chipotle Mexican Grill, Inc.*	405,288
800	Cracker Barrel Old Country Store, Inc.	40,328
7,700	Darden Restaurants, Inc.	350,966
1,700	DineEquity, Inc.*	71,757
25,900	Domino's Pizza, Inc.*	879,305
2,300	Home Inns & Hotels Management, Inc. - SP-ADR*	59,340
5,500	Hyatt Hotels Corp.*	207,020
2,000	InterContinental Hotels Group PLC - SP-ADR	35,980
4,700	International Game Technology	80,840
53,700	Jamba, Inc.*	70,347
23,100	Krispy Kreme Doughnuts, Inc.*	151,074
2,600	Las Vegas Sands Corp.*	111,098
2,700	LIFE TIME FITNESS, Inc.*	126,225
6,700	Marriott International Inc.	195,439
600	Marriott Vacations Worldwide Corporation*	10,296
12,900	McDonald's Corp.	1,294,257
3,600	Melco Crown Entertainment Ltd. - SP-ADR*	34,632
31,000	MGM Resorts International*	323,330
7,900	P.F. Chang's China Bistro, Inc.	244,189
4,700	Panera Bread Co.*	664,815
11,000	Papa John's International, Inc.*	414,480
8,900	Peet's Coffee & Tea Inc.*	557,852
1,000	Penn National Gaming, Inc.*	38,070
4,100	Royal Caribbean Cruises Ltd.	101,557
28,000	Ruth's Hospitality Group Inc.*	139,160
1,000	Shuffle Master, Inc.*	11,720
17,200	Starbucks Corp.	791,372
6,000	Starwood Hotels & Resorts Worldwide, Inc.	287,820
8,100	Tim Hortons, Inc.	392,202
10,200	Wyndham Worldwide Corp.	385,866
2,700	Wynn Resorts Ltd.	298,323
10,900	Yum! Brands, Inc.	643,209
		10,542,042
	Household Durables - 1.3%
1,800	Ethan Allen Interiors Inc.	42,678
3,300	Garmin Ltd.	131,373
3,200	Harman International Industries, Inc.	121,728
5,300	iRobot Corporation*	158,205
18,400	La-Z-Boy Inc.*	218,960
1,200	Leggett & Platt, Incorporated	27,648
1,600	M.D.C. Holdings, Inc.	28,208
10,300	Newell Rubbermaid Inc.	166,345
1,800	Panasonic Corporation	15,102
7,600	SodaStream International Ltd.*	248,444
4,330	Stanley Black & Decker Inc.	292,708
14,100	Tempur-Pedic International Inc.*	740,673
7,100	Tupperware Brands Corp.	397,387
500	Whirlpool Corporation	23,725
		2,613,184
	Household Products - 0.6%
5,200	Church & Dwight Co., Inc.	237,952
1,200	The Clorox Co.	79,872
1,600	Colgate-Palmolive Co.	147,824
2,600	Energizer Holdings, Inc.*	201,448
5,800	Kimberly-Clark Corp.	426,648
2,900	WD-40 Co.	117,189
		1,210,933
	Independent Power Producers & Energy Traders - 0.1%
5,700	Constellation Energy Group Inc.	226,119

	Industrial Conglomerates - 0.6%
4,100	3M Co.	335,093
20,200	General Electric Co.	361,782
1,038	Koninklijke Philips Electronics N.V. NYS	21,746
13,400	McDermott International, Inc.*	154,234
1,100	Siemens AG - SP-ADR	105,171
10,400	Textron Inc.	192,296
800	Tyco International Ltd.	37,368
		1,207,690
	Insurance - 1.0%
1,500	Aflac, Inc.	64,890
700	The Allstate Corporation	19,187
25,000	Ambac Financial Group, Inc.*	565
2,400	Berkshire Hathaway Inc. Cl B*	183,120
1,700	Brown & Brown, Inc.	38,471
2,600	China Life Insurance Company, Ltd. - SP-ADR	96,122
1,900	The Chubb Corporation	131,518
2,900	Arthur J. Gallagher & Co.	96,976
10,500	Genworth Financial Inc.*	68,775
1,400	The Hartford Financial Services Group, Inc.	22,750
2,000	Lincoln National Corporation	38,840
5,000	Marsh & McLennan Companies, Inc.	158,100
19,900	MBIA Inc.*	230,641
2,500	MetLife, Inc.	77,950
5,700	Prudential Financial, Inc.	285,684
7,950	Torchmark Corp.	344,951
5,100	The Travelers Companies, Inc.	301,767
		2,160,307
	Internet & Catalog Retail - 1.1%
6,000	Amazon.com, Inc.*	1,038,600
1,900	Blue Nile, Inc.*	77,672
5,200	Expedia, Inc.	150,904
3,700	Netflix Inc.*	256,373
1,300	Priceline.com Inc.*	608,023
2,200	Shutterfly, Inc.*	50,072
4,400	TripAdvisor Inc.*	110,924
		2,292,568
	Internet Software & Services - 2.6%
5,000	Akamai Technologies, Inc.*	161,400
4,700	Baidu, Inc. - SP-ADR*	547,409
13,900	eBay Inc.*	421,587
200	Equinix, Inc.*	20,280
1,200	Google Inc.*	775,080
4,700	IAC/InterActiveCorp*	200,220
14,300	Internet Initiative Japan Inc. - SP-ADR	126,555
1,200	LinkedIn Corporation*	75,612
1,400	Liquidity Services Inc.*	51,660
1,400	LogMeIn, Inc.*	53,970
2,200	MercadoLibre Inc.	174,988
5,600	Monster Worldwide, Inc.*	44,408
3,700	NetEase.com Inc. - SP-ADR*	165,945
1,000	Open Text Corporation*	51,140
6,200	Rackspace Hosting, Inc.*	266,662
8,900	Rediff.com India Limited - SP-ADR*	67,818
10,400	SINA Corp.*	540,800
8,000	Sohu.com Inc.*	400,000
1,500	Stamps.com Inc.*	39,195
8,200	Travelzoo Inc.*	201,556
17,700	ValueClick, Inc.*	288,333
4,000	VeriSign, Inc.	142,880
5,300	VistaPrint N.V.*	162,180
1,000	WebMD Health Corp.*	37,550
9,300	Yahoo! Inc.*	150,009
3,400	Youku.com Inc.*	53,278
2,800	Zillow, Inc.*	62,944
		5,283,459
	IT Services - 2.3%
2,600	Accenture PLC	138,398
1,300	Alliance Data Systems Corporation*	134,992
3,000	Automatic Data Processing, Inc.	162,030
2,800	CACI International Inc.*	156,576
2,500	CIBER, Inc.*	9,650
8,900	Cognizant Technology Solutions Corp.*	572,359
1,400	Computer Sciences Corporation	33,180
4,900	DST Systems, Inc.	223,048
1,400	Fidelity National Information Services, Inc.	37,226
2,300	Fiserv, Inc.*	135,102
9,200	Gartner, Inc.*	319,884
1,200	Genpact Limited*	17,940
1,500	The Hackett Group, Inc.*	5,610
7,500	Infosys Limited - SP-ADR	385,350
1,000	Mastercard, Inc.	372,820
2,400	MAXIMUS, Inc.	99,240
3,600	Paychex, Inc.	108,396
15,800	Sapient Corp.	199,080
6,200	Satyam Computer Services Ltd. - SP-ADR*	14,508
22,300	VeriFone Systems, Inc.*	792,096
7,100	Visa Inc.	720,863
		4,638,348
	Leisure Equipment & Products - 0.3%
40,900	Eastman Kodak Co.*	26,565
10,200	Mattel, Inc.	283,152
9,300	Sturm, Ruger & Company, Inc.	311,178
		620,895
	Life Sciences Tools & Services - 0.4%
9,600	Affymetrix, Inc.*	39,264
8,000	Bruker Corp.*	99,360
1,800	Cambrex Corp.*	12,924
2,400	Complete Genomics Inc.*	7,032
2,100	Illumina, Inc.*	64,008
1,500	Life Technologies Corporation*	58,365
1,000	Mettler-Toledo International Inc.*	147,710
9,300	Parexel International Corp.*	192,882
1,400	PerkinElmer, Inc.	28,000
600	Sequenom Inc.*	2,670
1,800	Thermo Fisher Scientific, Inc.*	80,946
2,400	Waters Corp.*	177,720
		910,881
	Machinery - 4.6%
800	3D Systems Corporation*	11,520
3,400	AGCO Corporation*	146,098
3,100	Alamo Group Inc.	83,483
1,400	Barnes Group Inc.	33,754
18,800	Caterpillar Inc.	1,703,280
1,400	CNH Global N.V.*	50,386
4,300	Crane Co.	200,853
5,700	Cummins Inc.	501,714
2,000	Danaher Corp.	94,080
13,700	Deere & Co.	1,059,695
5,200	Donaldson Company, Inc.	354,016
2,700	Dover Corporation	156,735
4,600	Eaton Corp.	200,238
2,000	FreightCar America Inc.*	41,900
5,100	Gardner Denver Inc.	393,006
4,700	IDEX Corporation	174,417
6,500	Illinois Tool Works Inc.	303,615
12,400	Ingersoll-Rand PLC	377,828
500	ITT Corp.	9,665
13,500	Joy Global Inc.	1,012,095
4,000	Kennametal Inc.	146,080
3,600	Navistar International Corp.*	136,368
2,100	Nordson Corporation	86,478
2,200	Oshkosh Corporation*	47,036
1,200	PACCAR Inc.	44,964
7,300	Pall Corp.	417,195
6,200	Parker Hannifin Corp.	472,750
2,000	Pentair, Inc.	66,580
3,500	Robbins & Myers, Inc.	169,925
1,000	Sauer-Danfoss, Inc.*	36,210
6,100	Snap-On, Inc.	308,782
10,600	Terex Corp.*	143,206
4,900	The Timken Company	189,679
5,800	Titan International, Inc.	112,868
1,500	Valmont Industries, Inc.	136,185
1,000	Wabtec Corporation	69,950
1,000	Xylem, Inc.	25,690
		9,518,324
	Media - 2.9%
11,700	Belo Corp.	73,710
19,800	CBS Corp. Cl B Non-Voting	537,372
12,000	Comcast Corp.	284,520
11,100	DIRECTV*	474,636
2,600	Discovery Communications, Inc.*	106,522
1,500	DISH Network Corp.*	42,720
17,900	The Walt Disney Co.	671,250
7,300	Entercom Communications Corp.*	44,895
10,200	Focus Media Holding Limited - ADR*	198,798
6,600	Gannett Co., Inc.	88,242
1,200	Grupo Televisa S.A. - SP-ADR	25,272
11,300	IMAX Corp.*	207,129
12,800	The Interpublic Group of Companies, Inc.	124,544
9,000	Liberty Media Corporation*	702,450
4,900	Live Nation Entertainment, Inc.*	40,719
5,600	The McGraw-Hill Companies, Inc.	251,832
7,500	Morningstar, Inc.	445,875
16,200	The New York Times Co.*	125,226
10,000	News Corp. Cl B	181,800
2,900	Omnicom Group Inc.	129,282
300	Pandora Media Inc.*	3,003
185,100	Sirius XM Radio Inc.*	336,882
3,200	Time Warner Cable Inc.	203,424
3,500	Time Warner Inc.	126,490
11,600	Viacom, Inc. Cl B	526,756
6,800	Virgin Media Inc.	145,384
		6,098,733
	Metals & Mining - 3.5%
4,300	AK Steel Holding Corporation	35,518
4,500	Alcoa Inc.	38,925
3,300	Allegheny Technologies, Inc.	157,740
1,500	AngloGold Ashanti Ltd. - SP-ADR	63,675
5,700	ArcelorMittal NYS	103,683
21,600	AuRico Gold Inc.*	173,016
5,600	Barrick Gold Corp.	253,400
5,400	BHP Billiton Ltd. - SP-ADR	381,402
23,200	China Precision Steel, Inc.*	7,888
5,900	Cliffs Natural Resources Inc.	367,865
9,200	Coeur d' Alene Mines Corp.*	222,088
2,700	Commercial Metals Company	37,341
8,200	Eldorado Gold Corp.	112,422
19,400	Freeport-McMoRan Copper & Gold Inc.	713,726
8,600	Gold Fields Ltd. - SP-ADR	131,150
5,620	Goldcorp, Inc.	248,685
24,900	Golden Star Resources Ltd.*	41,085
11,700	Harmony Gold Mining Company Ltd. - SP-ADR	136,188
17,700	Hecla Mining Co.*	92,571
9,000	IAMGOLD Corp.	142,650
3,630	Ivanhoe Mines Ltd.*	64,324
9,200	Kinross Gold Corp.	104,880
1,200	Mechel - SP-ADR	10,200
3,900	Molycorp, Inc.*	93,522
13,900	New Gold Inc.*	140,112
3,600	Newmont Mining Corp.	216,036
26,300	NovaGold Resources Inc.*	223,024
6,600	Nucor Corp.	261,162
6,500	Pan American Silver Corp.	141,765
11,500	Paramount Gold and Silver Corporation*	24,610
1,175	Pilot Gold Inc.*	1,488
700	Randgold Resources Ltd.	71,470
5,100	Rio Tinto PLC - SP-ADR	249,492
8,600	RTI International Metals, Inc.*	199,606
8,700	Silver Standard Resources Inc.*	120,234
13,100	Silver Wheaton Corp.	379,376
3,000	Silvercorp Metals Inc.	19,200
7,500	Southern Copper Corp.	226,350
2,500	Steel Dynamics, Inc.	32,875
1,100	Stillwater Mining Company*	11,506
17,500	Taseko Mines Ltd.*	47,775
2,400	Teck Resources Ltd. Cl B	84,456
7,600	Titanium Metals Corp.	113,848
9,400	United States Steel Corp.	248,724
9,600	Vale S.A. - SP-ADR	205,920
3,100	Walter Energy, Inc.	187,736
16,500	Yamana Gold Inc.	242,385
		7,183,094
	Multiline Retail - 2.2%
4,400	Big Lots, Inc.*	166,144
9,800	Dillard's, Inc.	439,824
11,200	Dollar General Corp.*	460,768
12,400	Dollar Tree, Inc.*	1,030,564
8,400	Family Dollar Stores, Inc.	484,344
3,700	Kohl's Corp.	182,595
13,700	Macy's, Inc.	440,866
16,800	Nordstrom, Inc.	835,128
3,700	J. C. Penney Company, Inc.	130,055
29,500	Saks, Inc.*	287,625
3,700	Target Corp.	189,514
		4,647,427
	Multi-Utilities - 0.4%
8,300	CMS Energy Corporation	183,264
1,100	Consolidated Edison, Inc.	68,233
2,800	Dominion Resources, Inc.	148,624
15,600	NiSource Inc.	371,436
1,100	Wisconsin Energy Corporation	38,456
		810,013
	Office Electronics - 0.1%
3,500	Zebra Technologies Corporation*	125,230

	Oil, Gas & Consumable Fuels - 5.1%
9,700	Alpha Natural Resources, Inc.*	198,171
4,300	Anadarko Petroleum Corp.	328,219
3,100	Apache Corp.	280,798
9,200	Cabot Oil & Gas Corp.	698,280
8,000	Canadian Natural Resources Ltd.	298,960
4,100	Carrizo Oil & Gas, Inc.*	108,035
4,100	Cenovus Energy Inc.	136,120
2,400	Chesapeake Energy Corp.	53,496
2,900	Chevron Corp.	308,560
1,600	Clean Energy Fuels Corporation*	19,936
400	CNOOC Ltd.	69,872
4,000	Concho Resources Inc.*	375,000
5,100	ConocoPhillips	371,637
2,600	Continental Resources, Inc.*	173,446
3,300	Denbury Resources Inc.*	49,830
4,500	Devon Energy Corp.	279,000
13,700	Enbridge Inc.	512,517
2,600	EnCana Corp.	48,178
2,100	EOG Resources, Inc.	206,871
1,800	EQT Corporation	98,622
2,100	Exxon Mobil Corp.	177,996
6,900	GeoResources, Inc.*	202,239
1,400	Gulfport Energy Corporation*	41,230
3,000	Hess Corp.	170,400
18,000	HollyFrontier Corporation	421,200
28,500	Ivanhoe Energy, Inc.*	31,920
800	James River Coal Company*	5,536
33,400	Kodiak Oil & Gas Corp.*	317,300
4,100	Marathon Oil Corp.	120,007
3,050	Marathon Petroleum Corporation	101,535
3,500	McMoRan Exploration Co.*	50,925
2,300	Murphy Oil Corp.	128,202
2,300	Newfield Exploration Co.*	86,779
2,500	Noble Energy, Inc.	235,975
2,900	Northern Oil and Gas, Inc.*	69,542
1,500	Oasis Petroleum Inc.*	43,635
4,700	Occidental Petroleum Corp.	440,390
4,000	Pacific Ethanol, Inc.*	4,240
7,600	Patriot Coal Corp.*	64,372
9,800	Peabody Energy Corp.	324,478
600	PetroChina Company Ltd.	74,586
7,400	Petroleo Brasileiro S.A. - SP-ADR	183,890
1,600	Pioneer Natural Resources Co.	143,168
3,300	Plains Exploration & Production Company*	121,176
1,400	Range Resources Corp.	86,716
1,000	Royal Dutch Shell PLC - SP-ADR	73,090
24,200	SandRidge Energy Inc.*	197,472
2,600	Southwestern Energy Co.*	83,044
4,000	Stone Energy Corporation*	105,520
5,300	Suncor Energy, Inc.	152,799
3,500	Sunoco, Inc.	143,570
12,300	Tesoro Corp.*	287,328
15,300	TransGlobe Energy Corp.*	120,870
14,230	Valero Energy Corp.	299,541
4,400	Western Refining, Inc.*	58,476
10,500	Whiting Petroleum Corp.*	490,245
1,900	Clayton Williams Energy, Inc.*	144,172
5,700	The Williams Companies, Inc.	188,214
		10,607,326
	Paper & Forest Products - 0.4%
6,800	P. H. Glatfelter Co.	96,016
14,200	International Paper Co.	420,320
17,100	Louisiana-Pacific Corp.*	137,997
6,100	MeadWestvaco Corporation	182,695
		837,028
	Personal Products - 1.0%
13,100	Elizabeth Arden, Inc.*	485,224
17,600	Herbalife Ltd.	909,392
2,500	The Estee Lauder Companies Inc.	280,800
3,000	Medifast, Inc.*	41,160
1,700	Nu Skin Enterprises, Inc.	82,569
6,900	Revlon, Inc.*	102,603
2,800	Weight Watchers International, Inc.	154,028
		2,055,776
	Pharmaceuticals - 3.5%
3,400	Abbott Laboratories	191,182
3,700	Allergan, Inc.	324,638
1,800	AstraZeneca PLC - SP-ADR	83,322
1,000	Bayer AG - SP-ADR	63,800
16,200	Bristol-Myers Squibb Co.	570,888
3,500	Dr. Reddy's Laboratories Ltd. - SP-ADR	103,005
52,100	Elan Corporation PLC - SP-ADR*	715,854
2,300	Endo Pharmaceuticals Holdings Inc.*	79,419
4,100	Forest Laboratories, Inc.*	124,066
3,900	GlaxoSmithKline-PLC - SP-ADR	177,957
9,900	Jazz Pharmaceuticals, Inc.*	382,437
4,100	Johnson & Johnson	268,878
5,600	Eli Lilly and Co.	232,736
4,600	The Medicines Company*	85,744
3,200	Medicis Pharmaceutical Corp.	106,400
9,800	Merck & Co., Inc.	369,460
13,100	Mylan, Inc.*	281,126
800	Novartis AG - SP-ADR	45,736
1,500	Novo Nordisk A/S - SP-ADR	172,890
6,300	Perrigo Co.	612,990
13,300	Pfizer Inc.	287,812
10,100	Questcor Pharmaceuticals, Inc.*	419,958
600	Salix Pharmaceuticals, Ltd.*	28,710
4,300	Shire PLC- SP-ADR	446,770
5,100	Valeant Pharmaceuticals International, Inc.*	238,119
10,500	ViroPharma Inc.*	287,595
8,000	VIVUS Inc.*	78,000
2,000	Warner Chilcott PLC*	30,260
5,500	Watson Pharmaceuticals, Inc.*	331,870
		7,141,622
	Professional Services - 0.5%
4,600	51job, Inc. - SP-ADR*	192,924
3,300	The Dun & Bradstreet Corporation	246,939
2,400	IHS Inc.*	206,784
1,500	Kforce Inc.*	18,495
200	Korn/Ferry International*	3,412
3,900	Manpower Inc.	139,425
15,800	On Assignment, Inc.*	176,644
1,500	Robert Half International, Inc.	42,690
		1,027,313
	Real Estate Management & Development - 0.0%
4,500	CBRE Group, Inc.* (F/K/A CB Richard Ellis Group, Inc.)	68,490

	Road & Rail - 2.4%
5,200	Avis Budget Group, Inc.*	55,744
4,800	Canadian National Railway Company	377,088
1,500	Canadian Pacific Railway Limited	101,505
33,300	CSX Corp.	701,298
2,800	Dollar Thrifty Automotive Group, Inc.*	196,728
1,900	Genesee & Wyoming, Inc.*	115,102
16,400	Hertz Global Holdings, Inc.*	192,208
3,100	J. B. Hunt Transportation Services, Inc.	139,717
11,300	Kansas City Southern*	768,513
9,800	Norfolk Southern Corp.	714,028
6,820	Old Dominion Freight Line, Inc.*	276,415
2,000	RailAmerica Inc.*	29,780
7,200	Ryder Systems, Inc.	382,608
5,500	Swift Transportation Co.*	45,320
8,200	Union Pacific Corp.	868,708
1,100	Zipcar, Inc.*	14,762
		4,979,524
	Semiconductors & Semiconductor Equipment - 3.4%
9,200	Advanced Micro Devices, Inc.*	49,680
4,700	Altera Corp.	174,370
3,300	Analog Devices, Inc.	118,074
14,000	Applied Materials, Inc.	149,940
7,000	ARM Holdings PLC - SP-ADR	193,690
3,600	ASM International N.V.	105,048
19,900	Atmel Corp.*	161,190
1,000	Avago Technologies Ltd.	28,860
3,700	Cavium Inc.*	105,191
7,400	Cirrus Logic, Inc.*	117,290
2,600	Cree, Inc.*	57,304
21,700	Cypress Semiconductor Corp.	366,513
16,100	Entegris Inc.*	140,473
8,200	Entropic Communications, Inc.*	41,902
2,400	EZchip Semiconductor Ltd.*	67,992
12,500	Fairchild Semiconductor International, Inc.*	150,500
1,700	GT Advanced Technologies Inc.*	12,308
7,100	Integrated Device Technology, Inc.*	38,766
11,800	Intel Corporation	286,150
9,800	KLA-Tencor Corp.	472,850
4,500	Kopin Corporation*	17,460
16,000	Kulicke and Soffa Industries, Inc.*	148,000
7,500	Lam Research Corp.*	277,650
33,600	Lattice Semiconductor Corp.*	199,584
2,600	Linear Technology Corporation	78,078
24,500	LSI Corp.*	145,775
3,500	LTX-Credence Corporation*	18,725
7,300	Marvell Technology Group Ltd.*	101,105
6,400	Maxim Integrated Products, Inc.	166,656
2,000	MEMC Electronic Materials, Inc.*	7,880
6,100	Microchip Technology Inc.	223,443
28,200	Micron Technology, Inc.*	177,378
3,200	Mindspeed Technologies Inc.*	14,656
14,100	MIPS Technologies, Inc.*	62,886
2,500	Nanometrics Incorporated*	46,050
8,200	Novellus Systems, Inc.*	338,578
20,400	NVIDIA Corp.*	282,744
5,400	OmniVision Technologies, Inc.*	66,069
42,500	ON Semiconductor Corp.*	328,100
4,000	Rambus Inc.*	30,200
18,600	RF Micro Devices, Inc.*	100,440
1,400	Semtech Corporation*	34,748
20,800	Skyworks Solutions, Inc.*	337,376
7,700	Spreadtrum Communications, Inc. - SP-ADR	160,776
2,000	Standard Microsystems Corp.*	51,540
2,000	Taiwan Semiconductor Manufacturing Company Ltd. - SP-ADR	25,820
22,500	Teradyne, Inc.*	306,675
4,300	Texas Instruments Incorporated	125,173
16,300	TriQuint Semiconductor, Inc.*	79,381
900	Veeco Instruments Inc.*	18,720
9,700	Xilinx, Inc.	310,982
		7,120,739
	Software - 5.0%
5,900	Adobe Systems Inc.*	166,793
7,200	Advent Software, Inc.*	175,392
23,800	Ariba Inc.*	668,304
9,600	Autodesk, Inc.*	291,168
4,500	CA, Inc.	90,967
12,900	Check Point Software Technologies Ltd.*	677,766
9,500	Citrix Systems, Inc.*	576,840
12,600	Compuware Corp.*	104,832
4,100	Electronic Arts Inc.*	84,460
2,200	FactSet Research Systems Inc.	192,016
8,800	Fair Isaac Corp.	315,392
23,500	Fortinet Inc.*	512,535
16,800	Glu Mobile Inc.*	52,752
9,400	Jack Henry & Associates, Inc.	315,934
10,300	Informatica Corp.*	380,379
9,900	Intuit Inc.	520,641
4,700	JDA Software Group, Inc.*	152,233
17,500	Mentor Graphics Corporation*	237,300
5,600	MICROS Systems, Inc.*	260,848
10,100	NetSuite Inc.*	409,555
1,200	NICE Systems Limited - SP-ADR*	41,340
3,800	Nuance Communications, Inc.*	95,608
16,800	Oracle Corp.	430,920
3,900	Parametric Technology Corp.*	71,214
4,500	Progress Software Corporation*	87,075
1,200	QLIK Technologies Inc.*	29,040
1,700	RealPage, Inc.*	42,959
9,700	Red Hat, Inc.*	400,513
3,000	Rosetta Stone, Inc.*	22,890
3,400	Rovi Corporation*	83,572
3,500	Salesforce.com, Inc.*	355,110
7,900	SAP AG - SP-ADR	418,305
4,500	Symantec Corp.*	70,425
3,100	Synopsys, Inc.*	84,320
19,500	TIBCO Software Inc.*	466,245
1,400	Tyler Technologies, Inc.*	42,154
9,000	The Ultimate Software Group, Inc.*	586,080
8,800	VMware Inc.*	732,072
25,100	Wave Systems Corp.*	54,467
4,100	Websense, Inc.*	76,793
		10,377,209
	Solar - 0.0%
1,500	First Solar, Inc.*	50,640
6,300	JA Solar Holdings Co., Ltd. - SP-ADR*	8,442
		59,082
	Specialty Retail - 6.2%
2,400	Aarons, Inc.	64,032
4,500	Abercrombie & Fitch Co.	219,780
1,900	Advance Auto Parts, Inc.	132,297
1,400	Aeropostale, Inc.*	21,350
4,800	American Eagle Outfitters, Inc.	73,392
3,900	Ann Inc.*	96,642
10,200	AutoNation, Inc.*	376,074
2,800	AutoZone, Inc.*	909,916
8,100	bebe stores, inc.	67,473
6,300	Bed Bath & Beyond Inc.*	365,211
5,900	Best Buy Co., Inc.	137,883
36,000	Borders Group, Inc.*	270
5,900	CarMax, Inc.*	179,832
6,400	Charming Shoppes, Inc.*	31,360
18,100	Chico's FAS, Inc.	201,634
5,100	The Children's Place Retail Stores, Inc.*	270,912
27,600	Coldwater Creek Inc.*	32,568
3,200	Collective Brands, Inc.*	45,984
18,120	Cost Plus, Inc.*	176,670
13,100	Dick's Sporting Goods, Inc.*	483,128
3,700	DSW, Inc.	163,577
3,500	Express, Inc.*	69,790
7,100	The Finish Line, Inc.	136,923
9,600	Foot Locker, Inc.	228,864
4,200	GameStop Corp.*	101,346
3,700	The Gap, Inc.	68,635
6,400	GNC Acquisition Holdings Inc.*	185,280
1,900	Guess?, Inc.	56,658
1,000	Hibbett Sports Inc.*	45,180
18,600	The Home Depot, Inc.	781,944
14,700	Limited Brands, Inc.	593,145
8,700	Lithia Motors, Inc.	190,182
13,800	Lowe's Companies, Inc.	350,244
40,600	Office Depot, Inc.*	87,290
8,500	OfficeMax Inc.*	38,590
7,700	O'Reilly Automotive, Inc.*	615,615
9,400	The Pep Boys-Manny Moe & Jack	103,400
11,800	PetSmart, Inc.	605,222
54,500	Pier 1 Imports, Inc.*	759,185
5,600	RadioShack Corporation	54,376
10,400	Rent-A-Center, Inc.	384,800
12,600	Ross Stores, Inc.	598,878
2,100	The Sherwin-Williams Co.	187,467
3,800	Signet Jewelers Ltd.	167,048
2,400	Staples, Inc.	33,336
5,100	Stein Mart, Inc.*	34,731
6,300	Tiffany & Co.	417,438
9,300	The TJX Companies, Inc.	600,315
9,200	Tractor Supply Company	645,380
2,800	Ulta Salon, Cosmetics & Fragrance, Inc.*	181,776
4,700	Urban Outfitters, Inc.*	129,532
7,300	Williams-Sonoma, Inc.	281,050
1,600	Zumiez Inc.*	44,416
		12,828,021
	Telecommunication Services - Diversified - 0.7%
26,000	8x8, Inc.*	82,420
8,200	BT Group PLC - SP-ADR	243,048
3,700	CenturyLink, Inc.	137,640
1,100	China Telecom Corporation Limited - SP-ADR	62,843
11,600	China Unicom (Hong Kong) Ltd. - SP-ADR	245,108
600	Chunghwa Telecom Co., Ltd. - SP-ADR	19,968
4,200	City Telecom (H. K.) Ltd. - SP-ADR	44,100
1,400	Level 3 Communications, Inc.*	23,786
8,300	magicJack VocalTec Ltd.*	113,378
12,700	tw telecom inc.*	246,126
6,100	Verizon Communications Inc.	244,732
2,900	Windstream Corporation	34,046
		1,497,195
	Telecommunication Services - Wireless - 0.5%
3,900	American Tower Corp.*	234,039
1,500	Crown Castle International Corp.*	67,200
6,100	Leap Wireless International, Inc.*	56,669
20,700	MetroPCS Communications, Inc.*	179,676
3,400	Mobile TeleSystems - SP-ADR	49,912
1,000	SBA Communications Corporation*	42,960
34,000	Sprint Nextel Corp.*	79,560
10,700	Vodafone Group PLC - SP-ADR	299,921
		1,009,937
	Textiles, Apparel & Luxury Goods - 2.1%
4,800	Coach, Inc.	292,992
15,600	Crocs, Inc.*	230,412
6,100	Deckers Outdoor Corp.*	460,977
2,000	Fossil, Inc.*	158,720
900	Hanesbrands, Inc.*	19,674
4,800	Iconix Brand Group, Inc.*	78,192
8,000	Joe's Jeans, Inc.*	4,088
1,400	The Jones Group Inc.	14,770
16,300	Liz Claiborne, Inc.*	140,669
7,000	Lululemon Athletica Inc.*	326,620
7,400	Luxottica Group SPA - SP-ADR	206,682
5,200	Steven Madden, Ltd.*	179,400
6,800	NIKE, Inc. Cl B	655,316
5,000	PVH Corp.	352,450
2,300	Ralph Lauren Corporation	317,584
4,400	True Religion Apparel, Inc.*	152,152
5,200	Under Armour, Inc.*	373,308
3,400	VF Corp.	431,766
		4,395,772
	Tobacco - 0.6%
10,100	Altria Group Inc.	299,465
9,500	Philip Morris International Inc.	745,560
5,700	Reynolds American Inc.	236,094
		1,281,119
	Trading Companies & Distributors - 0.7%
15,300	Fastenal Co.	667,233
1,900	W.W. Grainger, Inc.	355,661
1,000	Kaman Corporation	27,320
1,400	TAL International Group, Inc.	40,306
8,800	Titan Machinery, Inc.*	191,224
2,100	United Rentals, Inc.*	62,055
1,000	WESCO International, Inc.*	53,010
		1,396,809
	Water Utilities - 0.1%
6,400	American Water Works Co., Inc.	203,904
	Total common stocks (cost $207,618,403)	205,816,211

PUBLICLY TRADED PARTNERSHIPS - 0.2%(a)
	Capital Markets - 0.0%
2,300	Lazard Ltd.	60,053

	Oil, Gas & Consumable Fuels - 0.2%
7,100	Linn Energy LLC	269,161
	Total publicly traded partnerships (cost $362,315)	329,214

REITS - 0.5%(a)
	Real Estate Investment Trusts - 0.5%
1,300	OMEGA Healthcare Investors, Inc.	25,155
600	Public Storage	80,676
1,500	Rayonier Inc.	66,945
1,500	Simon Property Group, Inc.	193,410
3,200	SL Green Realty Corp.	213,248
4,700	Tanger Factory Outlet Centers, Inc.	137,804
700	Ventas, Inc.	38,591
15,500	Weyerhaeuser Co.	289,385
	Total REITS (cost $1,241,351)	1,045,214

WARRANTS - 0.0%(a)
70	Krispy Kreme Doughnuts, Inc.*, Expiration Date - 03/02/12, Exercise Price - $12.21	1
3,150	American International Group, Inc.*, Expiration Date - 01/19/21, Exercise Price - $45.00	17,357
	Total warrants (cost $47,259)	17,358

PREFERRED STOCKS - 0.3%(a)
	Beverages - 0.2%
12,600	Companhia de Bebidas das Americas Preferred - SP-ADR	454,734

	Telecommunication Services - Diversified - 0.1%
1,550	Telefonica Brasil S.A.-ADR (F/K/A Telecomunicacoes de Sao Paulo)	42,361
	Total preferred stocks (cost $409,890)	497,095
	Total investments - 100.5%
	(cost $209,679,218)	207,705,092
	Liabilities, less cash and receivables - (0.5)%(a)	(932,260)
	TOTAL NET ASSETS - 100.0%	$206,772,832

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.

ADR -	American Depositary Receipts
PLC -	Public Limited Company
N.V. -	Dutch Public Limited Liability Co.
NYS -	New York Registered Shares
S.A. -	Sociedad Anónima
S.A.B. de C.V. -	Sociedad Anónima Bursetil de Capital Variable
SP - ADR -	Sponsored American Depositary Receipts

	The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive
	property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a
	service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2011, was as follows+:

Cost of investments	$209,679,218

Gross unrealized appreciation	20,649,207
Gross unrealized depreciation	(22,623,333)
Net unrealized depreciation	$(1,974,126)

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 –	Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 –	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2011, based on the inputs used to value them:
Valuation Inputs		Investments in Securities
Level 1 –	Common Stocks	$205,816,211
	Publicly Traded Partnerships	329,214
	REITS	1,045,214
	Warrants	17,358
	Preferred Stocks	497,095
	Total Level 1	207,705,092

Level 2 –		---
Level 3 –		---
	Total	$207,705,092	^

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  For the period ending December 31, 2011, the following transfers were made:

Transfers into Level 1 and out of Level 2 $402.

The securities transferred from Level 2 to Level 1 are as a result of the quoted price.

There were no transfers into or out of Level 3.

^Please refer to the Schedule of Investments to view common stocks, publicly traded partnerships and preferred stocks segregated by industry type.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a- 3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Reynolds Funds, Inc.

     By (Signature and Title) /s/ Frederick L. Reynolds
                               Frederick L. Reynolds, President

Date     February 14, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

   (Registrant) Reynolds Funds, Inc.

     By (Signature and Title) /s/ Frederick L. Reynolds
                               Frederick L. Reynolds, President

Date     February 14, 2012

   (Registrant) Reynolds Funds, Inc.

     By (Signature and Title) /s/ Frederick L. Reynolds
                               Frederick L. Reynolds, Treasurer

Date     February 14, 2012